Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Consolidated net income	$ 280,014	$ 41,125	$ 98,816	$ 76,498
Other comprehensive income (loss):
Currency translation adjustment	(31,074)	41,038	2,051	(28,967)
Benefit plan liability, net of tax (1)	126	4,962	(36,360)	(32,620)
Fair value change of derivatives, net of tax(2)	(81)	91	79	80
Other comprehensive income (loss), net of tax	(31,029)	46,091	(34,230)	(61,507)
Comprehensive income	248,985	87,216	64,586	14,991
Less: Comprehensive (income) loss attributable to noncontrolling interests	(339)	(759)	5,239	29,503
Comprehensive income attributable to Cooper-Standard Holdings Inc.	$ 248,646	$ 86,457	$ 69,825	$ 44,494